Going Concern	12 Months Ended
Dec. 31, 2019
Going Concern [Abstract]
Going Concern
3.	Going Concern:

As described in Note 2, management is required under ASC 205-40, Going Concern, to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

As of December 31, 2019, the Company has scheduled installments and balloon payments that are due within one year as follows:

•	$65,523 final balloon installments with respect to three of the Company’s debt facilities.
•	$20,506 debt and other financial liabilities installments with respect to third party lenders.
•	$28,150 related party loans and notes installments and final balloon installments.

The Company’s cash flow projections for the period after one year after the date that the financial statements are issued indicated that cash on hand and cash provided by operating activities will not be sufficient to cover the liquidity needs that become due within one year after the date that the financial statements are issued mainly due to the balloon payments that are due within the respective period.

On February 24, 2020, the Company received approval from the credit committee of one of its lenders to, inter alia, extend the maturities of two of its credit facilities to December 31, 2022. This approval is subject to completion of definitive documentation, following of which, the balloon installments due within one year after the issuance of the financial statements shall refer to only two facilities and shall amount to $60,470 instead of $65,523.

Any failure on the part of the Company to timely repay the balloons falling due within one year will result in the lenders demanding payment, which can potentially result in payment default that would trigger cross-default provisions in the Company’s remaining facilities. As such, as of December 31, 2019, the Company has classified the long-term portion of its bank debt and other financial liabilities in current liabilities and reported a working capital deficit of $215,354. Since as of the date of the issuance of these financial statements no definite plan has crystalized, the above conditions raised substantial doubts about the Company's ability to continue as a going concern.

Management plans to settle the loan interest and scheduled loan repayments with cash on hand and cash expected to be generated from operations. Concerning the final balloon payments, management has engaged in advanced discussions with its existing lenders which it believes they will have a positive outcome and is exploring, on an ongoing basis, several alternatives, including refinancing the existing third party and related party facilities and extending the respective maturities, issuing additional debt or equity securities or a combination of the foregoing. In addition, in the event that none of the above materialize, Management may consider the sale of all the underlying collaterals (i.e., four vessels) and repay in full the loans the maturity of which falls within 2020, rectifying as such the underlying defaults and consequently the cross default provisions that might be triggered under the remaining facilities. These alternatives are supported by the fair market valuation of the vessels, as assessed by third party valuators, which cover sufficiently the underlying loans.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments that might result in the event the Company is unable to continue as a going concern.